Label	Element	Value
Pzena Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
January 31, 2019

Pzena Small Cap Value Fund

A series of Advisors Series Trust

Investor Class  PZVSX

Institutional Class  PZISX

Supplement to the Summary Prospectus and Prospectus, each dated June 28, 2018

Effective January 31, 2019, Pzena Investment Management, LLC (the “Adviser”), investment advisor of the Pzena Small Cap Value Fund (the “Fund”), has contractually agreed to reduce the Fund’s Expense Caps for the Investor Class and Institutional Class to 1.45% and 1.10%, respectively, (the “Expense Caps”).  The Expense Caps will be in place at least through June 27, 2020.

Summary Prospectus and Prospectus

In connection with these reductions, the “Fees and Expenses of the Fund” section on page 1 of the Summary Prospectus and page 7 of the Prospectus is hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Pzena Small Cap Value Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 27, 2020
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Small Cap Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
All other references contained in the Summary Prospectus and Prospectus to the Fund’s Expense Caps are hereby superseded by the information contained in this Supplement.

*   *   *   *   *   *   *   *   *   *

Please retain this Supplement with the Summary Prospectus and Prospectus.

Pzena Small Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	772
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,421
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,165
Pzena Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,234
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,796

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Small Cap Fund and does not include 0.01% that is attributed to acquired fund fees and expenses ("AFFE").
[2]	Pzena Investment Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.45% of average daily net assets of the Investor Class shares and 1.10% of average daily net assets of the Institutional Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 27, 2020, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.